RELATED PARTY PAYABLES (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Payables

	December 31, 2012	December 31, 2011
Accounts payable:
Related party payables	4.4	36.8

Loans:
GFLMS	1,996.3	2,614.8
Other	—	1.5

	2,000.7	2,653.1